Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Description Of Organisation And Business Operation [Abstract]
Description Of Organization And Business Operation Disclosure
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Talkspace, Inc. (together with its consolidated subsidiaries, the “Company” or “Talkspace”) is a leading behavioral healthcare company enabled by a purpose-built technology platform. Talkspace provides individuals and licensed therapists, psychologists and psychiatrists with an online platform for one-on-one
therapy delivered via messaging, audio and video.
Talkspace was originally incorporated as Hudson Executive Investment Corp. (“HEC”), a special purpose acquisition company, in Delaware on October 30, 2019 for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization or other similar business combination with one or more businesses or entities.
On January 12, 2021, HEC, entered into an Agreement and Plan of Merger, dated as of January 12, 2021 (the “Merger Agreement”), with Groop Internet Platform, Inc. (“Old Talkspace”), Tailwind Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of HEC (“First Merger Sub”), and Tailwind Merger Sub II, LLC, a Delaware limited liability company (“Second Merger Sub”). On June 22, 2021, as contemplated by the Merger Agreement, First Merger Sub merged with and into Old Talkspace (the “First Merger”) with Old Talkspace surviving the First Merger, and immediately following the First Merger and as part of the same overall transaction as the First Merger, Old Talkspace merged with and into Second Merger Sub, with Second Merger Sub surviving the merger as a wholly owned subsidiary of HEC (the “Second Merger” and, together with the First Merger, the “Business Combination”). In connection with the Business Combination, HEC filed the Certificate of Incorporation and changed its name to “Talkspace, Inc.”.
See Note 3, “Business Combination” in the notes to the consolidated financial statements for further details.
COVID-19
The global pandemic associated with
COVID-19
has caused major disruption to all aspects of the global economy and daily life, particularly as quarantine and stay-at-home
orders have been imposed by all levels of government. The Company has followed guidance by the United States, Israeli and other applicable foreign and local governments to protect its employees and operations during the pandemic and has implemented a remote environment for its business. The Company cannot predict the potential impacts of the
COVID-19
pandemic on its business or operations, but continuously monitors performance and other industry reports to assess the risk of future negative impacts as the disruptions of the
COVID-19
pandemic continue to evolve.